Earnings (Loss) Per Share (Details) - Schedule of net earnings (loss) per basic and diluted share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss (in Dollars)	$ (10,180,020)	$ (3,504,002)	$ (28,260,571)	$ (15,127,629)
Less: deemed dividend for Earnout Shares (in Dollars)			(4,957,366)
Net loss attributable to common stockholders (in Dollars)	$ (10,180,020)	$ (3,504,002)	$ (33,217,937)	$ (15,127,629)
Denominator:
Weighted average shares used to compute basic EPS	39,765,361	9,669,217	18,982,139	9,637,962
Basic earnings (loss) per share (in Dollars per share)	$ (0.26)	$ (0.36)	$ (1.75)	$ (1.57)
Anti-dilutive securities excluded from shares outstanding:
Stock options	3,472,129	4,005,717	3,506,184	3,949,158
Restricted and performance stock units	3,169,269		3,134,677
Warrants	18,722,425		18,722,425
Earnout shares			7,499,993
Debentures	2,922,425		2,922,425
Total	35,786,241	9,305,263	35,785,704	3,949,158